CASH (Details) - item	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CASH
Cash balances with number of PRC individual financial institutions	5	4
Total cash balances | Bank deposits concentration risk
CASH
Percentage of total cash balances accounted in bank deposits	99.00%	74.00%